STATEMENT OF CHANGES IN STOCKHOLDER'S DEFICIT (Parenthetical)	Dec. 31, 2023 shares
Condensed Consolidated Statements of Convertible Preferred Stock and Stockholders' Deficit
Number of stock issued	1